Financial instruments (Details 6) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Notional value
Derivatives [member] | Fair value hedges [member]
IfrsStatementLineItems [Line Items]
Derivatives	(58)	(6)
Derivatives [member] | U S D B R L [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Notional value	R$ 50
Due date	2023
Derivatives	R$ (35)	(7)
Derivatives [member] | U S D B R L [Member] | Later than one year [member]
IfrsStatementLineItems [Line Items]
Notional value	R$ 30
Due date	2024
Derivatives	R$ (23)
Derivatives [member] | U S D B R L [Member] | Later Than One Year 1 [Member]
IfrsStatementLineItems [Line Items]
Notional value	R$ 21
Derivatives [member] | Interest Rate B R L [Member] | Later Than One Year 1 [Member]
IfrsStatementLineItems [Line Items]
Due date	2026
Derivatives		R$ 1